Net loss per share and dividends per share	12 Months Ended
Dec. 31, 2021
Net loss per share and dividends per share
Net loss per share and dividends per share

14.   Net loss per share and dividends per share

Basic and diluted net loss per share is calculated by dividing the net loss available to common shareholders by the average number of common shares outstanding during the periods.

Diluted earnings per share is calculated by adjusting the net earnings / (loss) available to common shareholders and the weighted average number of common shares used for calculating basic earnings / (loss) per share for the effects of all potentially dilutive shares. Such dilutive common shares are excluded when the effect would be to increase earnings per share or reduce a loss per share.

	For the years ended December 31
Numerator:	2021	2020	2019
Net loss attributable to common stockholders	$(38,086,701)	(6,046,195)	(22,861,257)
Denominator:
Weighted average number of shares outstanding	33,882,932	33,241,936	33,097,831
Net loss per share, basic and diluted	$(1.12)	(0.18)	(0.69)

For the year ended December 31, 2021, SARs granting the right to acquire 3,704,694 shares (2020: 3,094,003, 2019: 2,544,983) and 546,935 RSUs were outstanding (2020: 318,417, 2019: 322,106). The SARs and RSUs have been excluded from the computation of diluted loss per share as they are anti-dilutive as a result of the net loss for all periods.

The Company declared a common share cash dividend of $0.05 per share for the quarter ended December 31, 2019. The common share cash dividend of $1.7 million was paid on February 28, 2020 to all shareholders of record on February 21, 2020. The Company did not make any payments of common share dividends for any other quarter in the year ended December 31, 2019. The Company did not make any payment of common share dividends for the years ended December 31, 2021 or 2020.

The Company paid $0.8 million and accrued $0.5 million in preferred stock dividends during the year ended December 31, 2021. No preferred stock dividends were accrued or paid during the years ended December 31, 2020 or 2019.